Income Taxes (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Schedule Of Income Taxes [Line Items]
Schedule of (Provision) Benefit for Income Taxes
The Company’s (provision) benefit for income taxes consisted of the following components (in thousands):

	As of December 31,			Three Months Ended March 30,
	2015	2016	2017	2018
				(Unaudited)
Current
Federal expense	$(9,120)	$(3,257)	$(3,934)	$(2,175)
State expense	(1,833)	(1,130)	(1,416)	(486)
Total current	(10,953)	(4,387)	(5,350)	(2,661)
Deferred
Federal expense	(9,097)	(18,278)	19,777	(404)
State expense	(1,296)	(2,625)	(4,167)	(87)
Total deferred	(10,393)	(20,903)	15,610	(491)
Total (provision) benefit for income taxes	$(21,346)	$(25,290)	$10,260	$(3,152)

Schedule of Effective Income Tax Rate Reconciliation
Our reconciliation of the 35% and 21% U.S. federal statutory income tax rate to actual income tax expense is as follows (in thousands):

	As of December 31,			Three Months Ended March 30,
	2015	2016	2017	2018
				(Unaudited)
U.S. statutory tax rate	35.0%	35.0%	35.0%	21.0%
Equity based awards	3.2	(0.2)	7.3	—
Noncash income or gain	(6.2)	—	—	—
Valuation allowance	(15.6)	(10.3)	(450.1)	(4.0)
Amortization of intangible assets	27.5	27.0	70.7	3.2
State tax expense	2.5	3.1	7.4	3.0
Uncertain tax position interest	0.9	0.9	2.1	—
Tax Cuts and Jobs Act of 2017	—	—	266.1	—
Other	0.8	0.7	2.7	0.5
Effective tax rate	48.1%	56.2%	(58.8)%	23.7%

Schedule of Primary Components of Federal and State Deferred Income Tax Assets and Liabilities
The primary components of our federal and state deferred income tax assets and liabilities as of December 31, 2016 and 2017 were as follows (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
	Noncurrent	Noncurrent	Noncurrent
			(Unaudited)
Deferred tax assets related to:
Postretirement benefit plans	$31,476	$26,355	$26,355
Property, equipment and capitalized software	2,099	1,608	1,608
Amortization of intangible assets	24,299	11,192	11,192
Accrued expenses	21,975	12,321	12,321
Other liabilities	784	204	204
Net operating loss carryforwards	105,278	86,231	86,231
Deferred compensation	4,454	2,968	2,968
Acquisition transaction costs	453	1,349	1,349
Deferred financing costs	—	506	506
Other	452	220	220
Total	191,270	142,954	142,954
Valuation allowance	(180,584)	(119,419)	(119,419)
Deferred tax assets	10,686	23,535	23,535
Deferred tax liabilities related to:
Goodwill and other intangible assets	(29,141)	(28,875)	(29,296)
Other current assets	(44)	(106)	(106)
Deferred financing costs	(798)	—	—
Accounts receivable	(3,881)	(3,510)	(3,510)
Deferred direct costs	(5,937)	(4,477)	(4,546)
Deferred tax liabilities	(39,801)	(36,968)	(37,458)
Net deferred tax assets and liabilities	$(29,115)	$(13,433)	$(13,923)

Schedule of Changes in Valuation Allowance
The changes in the Company’s valuation allowance as of December 31, 2016, 2017, and March 30, 2018 were as follows (in thousands):

Balance at December 31, 2015	$171,600
Increases	8,984
Balance at December 31, 2016	180,584
Decreases	(61,165)
Balance at December 31, 2017	119,419
Decreases	—
Balance at March 30, 2018 (unaudited)	$119,419

Schedule of Unrecognized Tax Benefits
Changes in unrecognized tax benefits were as follows (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Unrecognized tax benefits beginning of year	$13,585	$14,011	$2,101
Gross increases - tax positions in prior period	426	372	17
Gross decreases - tax positions in prior period	—	(12,282)	—
Unrecognized tax benefits end of year	$14,011	$2,101	$2,118